RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationship with the Group

Company name	Relationship with the Group	Major transaction with the Group
CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“CreditEase Huimin”)	Consolidated VIE of CreditEase	Borrower acquisition and referral services from the Group

Tian Da Xin An	Subsidiary of consolidated VIE of CreditEase	Guarantee services

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Consolidated VIE of CreditEase	Credit assessment and collection services and guarantee services

CreditEase Puhui	Consolidated VIE of CreditEase	Borrower acquisition and referral services to/from the Group and guarantee services

Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin Hengye”)	Subsidiary of CreditEase	System support services

CreditEase Zhuoyue Wealth Investment & Management (Beijing) Co., Ltd. (“CreditEase Zhuoyue”)	Consolidated VIE of CreditEase	Investor acquisition and referral services

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Identity verification services

CreditEase	Parent Company	Paid in capital and loan

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Consolidated VIE of CreditEase	Collection of fee from customer on behalf of the Group

CreditEase Bocheng Insurance Sales and Service Co., Ltd. (“CreditEase Bocheng”)	Consolidated VIE of CreditEase	Customer referral services from the Group

Schedule of cost and expense from CreditEase

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Collection service	3,377	11,895	96,276
Acquisition and referral service	405,085	818,678	1,080,731
System support service	26,102	72,023	133,184
Credit assessment service	7,366	9,140	15,359
Cash process service	—	—	377

Total cost and expense	441,930	911,736	1,325,927

Schedule of amounts due from related parties

	December 31, 2016	December 31, 2017
	RMB	RMB
Tian Da Xin An (Note a)	1,677	—
CreditEase Huimin(Note b)	—	16,875
Hainan CreditEase	1	—
CreditEase Bocheng	—	13
Pucheng Credit (Note c)	—	100,334

Total	1,678	117,222

(a)

Under the guarantee model, for providing the guarantee service to the investors on the principal and interest, Tian Da Xin An charges the investors at a rate of 10% based on monthly interest on loans as servicing fee, which is to be collected by the Group on behalf of the guarantee company. The Group pays the investors the principal and interest on loans that default, and collects the associated unpaid transaction fee in accordance with the guarantee arrangement from Tian Da Xin An. The balance of amount due from Tian Da Xin An as of December 31, 2016 and 2017 represents the net amount of service fee payable and the receivable amount arising from guarantee service, including default principal and interest on loans as well as the associated default uncollectible transaction fee.

(b)	Amounts due from CreditEase Huimin relate to borrowers referral service provided by the Company.

(c)

Amounts due from CreditEase Pucheng relate to the loan provided by the Company. This is a one-year loan with an annual interest rate of 4.35%. The principal and accrued interests of which will be paid at maturity.

Schedule of amounts due to related parties

	December 31, 2016	December 31, 2017
	RMB	RMB
CreditEase Puhui (Notes d and e)	5,351	53,536
Puxin Hengye (Note d)	3,264	9,273
Pucheng Credit (Note d)	1,149	6,738
Beijing Zhicheng (Note d)	1,438	1,390
CreditEase Zhuoyue (Note d)	407	682
Tian Da Xin An (Note a)	—	2,657
Hainan CreditEase (Note f)	—	2,268

Total	11,609	76,544

(a)

Under the guarantee model, for providing the guarantee service to the investors on the principal and interest, Tian Da Xin An charges the investors at a rate of 10% based on monthly interest on loans as servicing fee, which is to be collected by the Group on behalf of the guarantee company. The Group pays the investors the principal and interest on loans that default, and collects the associated unpaid transaction fee in accordance with the guarantee arrangement from Tian Da Xin An. The balance of amount due from Tian Da Xin An as of December 31, 2016 and 2017 represents the net amount of service fee payable and the receivable amount arising from guarantee service, including default principal and interest on loans as well as the associated default uncollectible transaction fee.

(d)

Amounts relate to the provision of credit assessment, collection, system support, identity verification, borrowers and investors acquisition and referral services by the related parties to Heng Cheng and Heng Ye.

(e)

Since April 2015, the Group also provides borrower acquisition and referral service to CreditEase Puhui, receivables from CreditEase Puhui in relation to such service is netted off with amount due to CreditEase Puhui.

(f)	Amounts due to Hainan CreditEase mainly represents the collection of fee from customer on behalf of Heng Cheng.